LONG-TERM DEBT (Details) $ / shares in Units, ¥ in Millions				12 Months Ended
	Jul. 01, 2021	Sep. 19, 2016 USD ($) $ / shares	Jun. 18, 2015 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Jul. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 13, 2020 USD ($) $ / shares	Jul. 01, 2020 CNY (¥)	Jul. 01, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2019 USD ($)	Sep. 12, 2016 USD ($) $ / shares	Dec. 10, 2015 USD ($) $ / shares	May 26, 2015 USD ($) $ / shares	Aug. 07, 2014 USD ($) $ / shares
LONG-TERM DEBT
Senior notes | ¥				¥ 17,797							¥ 10,981
Less: Debt issuance costs | ¥				0							(7)
Securitization debt | ¥				147							1,074
Total				22,718			$ 3,482,000,000				19,537
Fair value of long-term debt, based on Level 2 inputs | ¥				¥ 22,700
Minimum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument				1 year	1 year
Interest rate during period				4.50%			4.50%
Maximum | Securitization Debt [Member]
LONG-TERM DEBT
Period of time between instrument				2 years	2 years
Interest rate during period				5.00%			5.00%
Long-term Loans from Commercial Banks
LONG-TERM DEBT
Weighted average interest rate (as a percent)				1.68%			1.68%
Aggregate principal amount				¥ 17,800			$ 2,700,000,000
Aggregate principal amount collateralized by short-term investments, long-term investments and properties				1,300			193,000,000
2020 Notes
LONG-TERM DEBT
Interest rate (as a percent)			1.00%
Aggregate principal amount			$ 700,000,000
Debt issuance costs			11,300,000
Principal amount redeemed for cash				4,900			700,000,000
2020 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion			$ 1,000
Initial conversion rate			9.1942
Initial conversion price (in dollars per share) | $ / shares			$ 108.76
2020 Notes | ADS | Written call option | Long | Maximum
LONG-TERM DEBT
Number of shares agreed to be sold by the counterparty on exercise of Purchased Call option | shares			6,400,000
2020 Notes | ADS | Sold Warrants
LONG-TERM DEBT
Proceeds from sale of warrants			$ 84,400,000
Number of shares that can be purchased from warrants sold | shares			6,400,000
2025 Notes
LONG-TERM DEBT
Senior notes | ¥				31
Interest rate (as a percent)			1.99%
Aggregate principal amount			$ 400,000,000						¥ 2,800	$ 395,000,000
Debt issuance costs			6,800,000
2025 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion			$ 1,000
Initial conversion rate			9.3555
Initial conversion price (in dollars per share) | $ / shares			$ 106.89
2022 Notes
LONG-TERM DEBT
Senior notes | ¥				331							353
Interest rate (as a percent)		1.25%
Aggregate principal amount		$ 975,000,000
Early Redemption For Cash												¥ 6,600	$ 924,000,000
Debt issuance costs		19,000,000
2022 Notes | ADS
LONG-TERM DEBT
Principal amount denomination for conversion		$ 1,000
Initial conversion rate		15.2688
Initial conversion price (in dollars per share) | $ / shares		$ 65.49
2019 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)																	1.00%
Aggregate principal amount												¥ 3,400	$ 500,000,000				$ 500,000,000
2019 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																	$ 81.36
2020 Booking Notes
LONG-TERM DEBT
Interest rate (as a percent)																1.00%
Aggregate principal amount																$ 250,000,000
Principal amount redeemed for cash				1,800			250,000,000
2020 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares																$ 104.27
2025 Booking and Hillhouse Notes
LONG-TERM DEBT
Senior notes | ¥											6,962
Interest rate (as a percent)															2.00%
Aggregate principal amount															$ 1,000,000,000.0
2025 Booking and Hillhouse Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares															$ 68.46
2022 Booking Notes
LONG-TERM DEBT
Senior notes | ¥				163							¥ 174
Interest rate (as a percent)														1.25%
Aggregate principal amount														$ 25,000,000
2022 Booking Notes | ADS
LONG-TERM DEBT
Initial conversion price (in dollars per share) | $ / shares														$ 65.49
Exchangeable Senior Notes [Member]
LONG-TERM DEBT
Senior notes | ¥				4,249
Interest rate (as a percent)								1.50%
Fair value of long-term debt, based on Level 2 inputs				4,200			$ 651,000,000
Aggregate principal amount								$ 500,000,000
Exchangeable Senior Notes [Member] | Other Income Expenses [Member]
LONG-TERM DEBT
Changes in fair value of long term debt				¥ 1,000	$ 151,000,000
Exchangeable Senior Notes [Member] | ADS
LONG-TERM DEBT
Principal amount denomination for conversion						$ 1,000
Initial conversion rate	24.78
Initial conversion price (in dollars per share) | $ / shares								$ 40.36